Nature of the business, Assets acquired (Details) $ in Thousands									6 Months Ended	12 Months Ended
	Dec. 14, 2021 USD ($) MW	Nov. 25, 2021 USD ($) MW	Aug. 06, 2021 USD ($) Plant MW	Jun. 16, 2021 MW	May 14, 2021 USD ($) MW	Apr. 07, 2021 USD ($) MW	Jan. 08, 2021	Jan. 07, 2021	Jun. 30, 2022 USD ($) Asset Plant MW	Dec. 31, 2021 USD ($)	Sep. 30, 2021	Jul. 15, 2021 USD ($)	Jun. 15, 2021 USD ($)	Dec. 04, 2020
Nature of the business [Abstract]
Investment under the equity method									$ 275,572	$ 294,581
Interest rate														2.50%
Number of assets under construction | Asset									3
Solana [Member]
Nature of the business [Abstract]
Ownership interest									100.00%
Italy Solar PV [Member]
Nature of the business [Abstract]
Investment under the equity method			$ 9,000
Gross capacity | MW			3.7
Number of solar plants acquired | Plant			2
Italy Solar PV 3 [Member]
Nature of the business [Abstract]
Investment under the equity method	$ 4,000
Gross capacity | MW	2.5
Calgary District Heating Center [Member]
Nature of the business [Abstract]
Investment under the equity method					$ 22,900
Gross capacity | MW					55
Weighted average contract life									20 years
La Sierpe [Member]
Nature of the business [Abstract]
Investment under the equity method		$ 23,500
Gross capacity | MW		20
Rioglass [Member]
Nature of the business [Abstract]
Investment under the equity method										$ 17,100
Percentage of interest acquired							42.50%			85.00%	42.50%
Ownership interest							57.50%	15.00%
Rioglass [Member] | Solana [Member]
Nature of the business [Abstract]
Ownership interest										100.00%
Coso [Member]
Nature of the business [Abstract]
Investment under the equity method						$ 130,000
Gross capacity | MW						135
Period of PPA									18 years
Coso [Member] | Project Debt [Member]
Nature of the business [Abstract]
Investment under the equity method												$ 40,000
Vento II [Member]
Nature of the business [Abstract]
Investment under the equity method													$ 180,700
Percentage of interest acquired													49.00%
Gross capacity | MW				596
Ownership interest				51.00%
Period of PPA									5 years
Albisu [Member]
Nature of the business [Abstract]
Gross capacity | MW									10
Period of PPA									15 years
la Tolua and Tierra Linda [Member]
Nature of the business [Abstract]
Gross capacity | MW									30
Period of PPA									15 years
Number of solar plants acquired | Plant									2